Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade And Other Receivables
Schedule of trade and other receivables

	2023	2022
	US$	US$
Trade receivables
- Non-related parties	461,497	389,648
	461,497	389,648
Non-trade receivables
- Advance payment to suppliers	329,597	337,488
- Deposits	46,035	59,857
- Goods and services tax recoverable	184	2,294
- Prepayments	195,209	25,841
	571,025	425,480

	1,032,522	815,128

Schedule of components of trade receivables aging
	2023	2022
	US$	US$
Less than 30 days	44,543	22,473
30 to 90 days	15,214	1,895
More than 90 days	-	2,117
	59,757	26,485